Advances From Customers	9 Months Ended
Sep. 30, 2011
Advances From Customers [Abstract]
Advances From Customers [Text Block]
NOTE 9 –	ADVANCES FROM CUSTOMERS

At September 30, 2011 and December 31, 2010, advances from customers consisted of the following:

	September 30, 2011 (Unaudited)	December 31, 2010
Guangxi Zhuang Autonomous Region National Liuzhou Grain Repository	$9,361,385	$553,902
Nanning Grain Repository	-	7,251,012
Zhejiang Xinxin Feed Co., Ltd.	2,215,361	-
Xiamen Kangxi Group Co., Ltd.	296,885
Others	384,837	152,744
Total	$12,258,470	$7,957,658